Equity Financing Transactions (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	9 Months Ended
	Jun. 30, 2014	Sep. 30, 2014	May 28, 2014
Shares issued [Line Items]
Stock Issued During Period, Shares, New Issues	41,506,175
Proceeds from Issuance Initial Public Offering		$ 186.3
Shares Issued, Price Per Share			$ 13.00
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests	20.00%
Net proceeds from issuance of private placements	87.3
Payments for Fees	6.3
Proceeds from Issuance of Debt	210.0	210.0
Repayments of Related Party Debt	215.2
Samsung Fine Chemicals Co., Ltd. [Member]
Shares issued [Line Items]
Stock Issued During Period, Shares, New Issues	7,200,000
Proceeds from Issuance of Private Placement	93.6
Samsung Electronics Co., Ltd. [Member]
Shares issued [Line Items]
Stock Issued During Period, Shares, New Issues	2,425,578
Proceeds from Issuance of Private Placement	31.5
Over-allotment [Member]
Shares issued [Line Items]
Stock Issued During Period, Shares, New Issues	1,080,000
Proceeds from Issuance Initial Public Offering	13.1
Payments of Stock Issuance Costs	0.9
Initial public offering [Member]
Shares issued [Line Items]
Stock Issued During Period, Shares, New Issues	7,200,000
Proceeds from Issuance Initial Public Offering	85.9
Payments of Stock Issuance Costs	$ 7.7